Warrant Liability - Schedule of Changes in Warrant Liability (Details)	9 Months Ended
Sep. 30, 2024 CAD ($)
Schedule of Changes in Warrant Liability [Abstract]
Balance, as at December 21, 2023 (issuance date)	$ 1,746,575
Balance, as at September 30, 2024	629,506
Revaluation of warrant liability	$ (1,117,069)